UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-09123
                                   ---------

                             AMIDEX(TM) FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2621 Van Buren Avenue           Norristown, PA         19403
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)

                           Matrix Capital Group, Inc.
                             630 Fitzwatertown Road
                            Building A, Second Floor
                           Willow Grove, PA 19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610-666-1330
                                                   ------------------

Date of fiscal year end:  05/31/2008
                        ---------------

Date of reporting period: 11/30/2007
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO SHAREHOLDERS

          The following is a copy of the semi-annual report to shareholders for the period ended November 30, 2007 pursuant to rule 30e-1 under the Investment Company Act of 1940.

                               SEMI-ANNUAL REPORT

                                NOVEMBER 30, 2007

                                     AMIDEX
                                  ------------
                                  MUTUAL FUNDS
                                  ------------

                               AMIDEX FUNDS, INC.
                         C/O MATRIX CAPITAL GROUP, INC.
                             630 FITZWATERTOWN ROAD
                            BUILDING A, SECOND FLOOR
                             WILLOW GROVE, PA 19090

                               TABLE OF CONTENTS
                               -----------------

                 President's Letter                          1-3

                 Information About Your Fund's Expenses      3-4

                 Schedules of Investments                    5-9

                 Statements of Assets and Liabilities      10-12

                 Statements of Operations                  13-14

                 Statements of Changes in Net Assets          15

                 Per Share Data                            16-23

                 Notes to Financial Statements             24-29

                 Advisory and Services Agreement           30-32

                 Additional Information                       33

                              FOR MORE INFORMATION

                               Visit Our Website:
                                 www.amidex.com

                                     Email:
                                info@amidex.com

                               Call Us Toll Free:
                                 1-888-876 3566

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

PRESIDENT'S LETTER & MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

November 30, 2007

Dear AMIDEX(TM) Funds, Inc. Shareholder,

Enclosed please find the Semi-Annual Report for the AMIDEX(TM) Funds, Inc. for the six month period ending November 30, 2007.

The AMIDEX(TM) Funds enjoyed positive returns during the past six months. Our AMIDEX35(TM) Israel Mutual Fund Class No-Load, Class A and Class C gained 2.24%, 2.13% and 1.84%, respectively, during the six month period. During this period, the Fund gained from Israel's continuing economic growth and a strong currency against the weakening U.S. Dollar. During the same six month period, the S&P 500 Total Return Index(1) fell -2.33%. Since inception on June 8, 1999, the AMIDEX35(TM) Israel Mutual Fund Class No-Load had an annualized return of 5.47%. For the same period the S&P 500 Total Return Index rose 3.05%. Since inception on November 19, 1999, the AMIDEX35(TM) Israel Mutual Fund Class A had an annualized return of 3.01%. Since inception on May 19, 2000, the AMIDEX35(TM) Israel Mutual Fund Class C had an annualized return of -1.37%.

Portfolio Summary - The AMIDEX35(TM) Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe. The AMIDEX35(TM) Israel Mutual Fund's total industry holdings as of November 30, 2007 were as follows:

Israeli traded
--------------
Banking & Insurance                                     17.50%
Diversified Holdings                                    16.56%
Chemicals                                               12.63%
Telecommunications                                       3.93%
Food                                                     2.35%
Oil Companies                                            2.08%

U.S. traded
-----------
Telecommunications                                      12.39%
Pharmaceuticals                                         11.65%
Computer Hardware/Software                               5.61%
Defense Equipment                                        1.33%
Semiconductors                                           1.01%
Medical Products                                         0.77%
Electronic Equipment                                     0.46%
Utilities                                                0.28%

Portfolio holdings are subject to change. Percentages are based on net assets of the Fund at November 30, 2007.

Our AMIDEX(TM) Cancer Innovations & Healthcare Fund rose 2.14% for the six month period ending November 30, 2007. For the same period, the Russell 2000 Healthcare Index(2) rose 4.92%. Since inception on November 1, 2001, the AMIDEX(TM) Cancer Innovations & Healthcare Fund had an annualized return of 4.12% as the Russell 2000 Healthcare Index rose 7.13% during the same period.

Portfolio Summary - The AMIDEX(TM) Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotech and medical equipment companies focused on cancer detection and treatment. AMIDEX(TM) Cancer Innovations & Healthcare Fund's total industry holdings as of November 30, 2007 were as follows:

Pharmaceuticals                                         52.01%
Biotechnology                                           35.02%
Healthcare Products                                     14.90%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at November 30, 2007.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35(TM) Israel Mutual Fund and our AMIDEX(TM) Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

/s/ Cliff Goldstein

Cliff Goldstein
President, AMIDEX(TM) Funds, Inc.


This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this Semi-Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. An investor's return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Please call 215.830.8712 or visit the Funds' website http://www.amidex.com/fund.htm for current performance data. We advise you to consider the Funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest. The returns stated above do not take into consideration transaction charges such as sales loads or redemptions fees. If these fees were taken into consideration the returns would be lower.

The AMIDEX35(TM) Index is a market capitalization weighted index, consisting of the thirty five highest capitalized Israeli companies publicly traded on the TASE, NASDAQ, or NYSE. The AMIDEX35(TM) Index is not an investment product available for purchase.

The AMIDEX(TM) Cancer Innovations & Healthcare Index is an enhanced market capitalization weighted index, consisting of the 45 highest capitalized pharmaceutical, bio-tech and medical equipment companies publicly traded on U.S. exchanges. The AMIDEX(TM) Cancer Innovations & Healthcare Index is not an investment product available for purchase.

(1) The S&P 500 Total Return Index by Standard and Poor's Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX35(TM) Israel Mutual Fund, which will not invest in certain securities comprising this index.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

(2) The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX(TM) Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

INFORMATION ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (May 31, 2007) and held for the entire period of 05/31/07 through 11/30/07. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES
---------------

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 05/31/07). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds' prospectus.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

       EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007

                                             BEGINNING ACCOUNT    ENDING ACCOUNT
                                                   VALUE              VALUE           EXPENSES PAID
Actual Fund Return (in parentheses)              05/31/07            11/30/07         DURING PERIOD*
                                                 --------            --------         --------------
AMIDEX35(TM) Israel Mutual Fund
No-Load Class (2.24%)                            $1,000.00          $1,022.40             $15.52
AMIDEX35(TM) Israel Mutual Fund
Class A (2.13%)                                   1,000.00           1,021.30              15.56
AMIDEX35(TM) Israel Mutual Fund
Class C (1.84%)                                   1,000.00           1,018.40              19.33
AMIDEX(TM) Cancer Innovations & Healthcare
Fund Class A (2.14%)                              1,000.00           1,021.40              25.67

                                             BEGINNING ACCOUNT    ENDING ACCOUNT
                                                   VALUE              VALUE        EXPENSES PAID
Hypothetical 5% Fund Return                      05/31/07            11/30/07      DURING PERIOD*
                                                 --------            --------      --------------
AMIDEX35(TM) Israel Mutual Fund
No-Load Class                                    $1,000.00          $1,009.65             $15.42
AMIDEX35(TM) Israel Mutual Fund
Class A                                           1,000.00           1,009.60              15.47
AMIDEX35(TM) Israel Mutual Fund
Class C                                           1,000.00           1,005.85              19.21
AMIDEX(TM) Cancer Innovations & Healthcare
Fund Class A                                      1,000.00             999.60              25.39

* Expenses are equal to the Funds' annualized expense ratios of 3.07%, 3.08% and 3.83% for the AMIDEX35(TM) Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 5.08% for the AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

--------------------------------------------------------------------------------
Total Fund operating expense ratios as stated in the current Fund prospectus dated September 29, 2007 were as follows:

AMIDEX35(TM) Israel Mutual Fund Class No-Load                     3.42%
AMIDEX35(TM) Israel Mutual Fund Class A                           3.40%
AMIDEX35(TM) Israel Mutual Fund Class C                           4.17%
AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A           4.67%

Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosure during the period ended November 30, 2007.
--------------------------------------------------------------------------------

For more information on Fund expenses, please refer to the Funds' prospectus, which can be obtained from your investment representative or by calling 888-876-3566. Please read it carefully before you invest or send money.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
ISRAEL - 55.05%

COMMON STOCK - 55.05%

BANKING & INSURANCE - 17.50%
Bank Hapoalim BM                                         187,228   $    931,497
Bank Leumi Le-Israel BM                                  173,116        797,572
Clal Insurance Enterprise Holdings Ltd.                    8,756        250,269
Israel Discount Bank Ltd. *                              147,810        378,496
Harel Insurance Investments & Finances Ltd.                3,000        174,628
Migdal Insurance & Financial Holdings Ltd.               178,216        300,050
Mizrahi Tefahot Bank Ltd.                                 38,915        294,783
                                                                   ------------
                                                                      3,127,295
                                                                   ------------

CHEMICALS - 12.63%
Israel Chemicals Ltd.                                    166,335      1,754,094
Makhteshim-Agan Industries Ltd. *                         59,487        503,101
                                                                   ------------
                                                                      2,257,195
                                                                   ------------

DIVERSIFIED HOLDINGS - 16.56%
Africa Israel Investments Ltd.                             6,851        675,980
Clal Industries and Investments                           13,851         81,313
Discount Investment Corp.                                  7,860        256,460
Gazit Globe Ltd.                                          15,000        186,962
IDB Development Corp. Ltd.                                 8,629        326,825
IDB Holding Corp. Ltd.                                     6,490        237,340
Israel Corp. Ltd.                                          1,188      1,194,202
                                                                   ------------
                                                                      2,959,082
                                                                   ------------

FOOD - 2.35%
Osem Investment Ltd.                                      19,084        220,031
Strauss Group Ltd. *                                      14,000        200,882
                                                                   ------------
                                                                        420,913
                                                                   ------------

OIL COMPANIES - 2.08%
Delek Group Ltd.                                           1,564        371,914
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
TELECOMMUNICATIONS - 3.93%
Bezeq Israeli Telecommunication Corp. Ltd.               387,390        701,772
                                                                   ------------

      TOTAL COMMON STOCK (COST $4,774,824)                            9,838,171
                                                                   ------------

      TOTAL ISRAEL (COST $4,774,824)                                  9,838,171
                                                                   ------------

UNITED STATES  - 44.98%

COMMON STOCK - 33.50%

COMPUTER HARDWARE/SOFTWARE - 5.61%
Check Point Software Technologies Ltd. *                  31,695   $    723,280
Electronics for Imaging, Inc. *                            8,428        193,338
Verint Systems, Inc. *                                     5,000         86,300
                                                                   ------------
                                                                      1,002,918
                                                                   ------------

DEFENSE EQUIPMENT - 1.33%
Elbit Systems Ltd.                                         4,198        237,817
                                                                   ------------

ELECTRONICS - 0.46%
Orbotech Ltd. *                                            5,382         82,721
                                                                   ------------

MEDICAL PRODUCTS - 0.77%
Given Imaging Ltd. *                                       4,010         93,313
Syneron Medical Ltd. *                                     3,000         44,010
                                                                   ------------
                                                                        137,323
                                                                   ------------

PHARMACEUTICALS - 11.65%
Taro Pharmaceutical Industries Ltd. *                      5,040         37,296
Teva Pharmaceutical Industries Ltd. - ADR                 45,816      2,044,768
                                                                   ------------
                                                                      2,082,064
                                                                   ------------

SEMICONDUCTORS - 1.01%
DSP Group, Inc. *                                          4,705         63,659
Zoran Corp. *                                              5,300        115,646
                                                                   ------------
                                                                        179,305
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
TELECOMMUNICATIONS - 12.39%
Alvarion Ltd. *                                            7,000         68,250
Amdocs Ltd. *                                             28,803        953,091
Comverse Technology, Inc. *                               25,377        411,108
Nice Systems Ltd. - ADR *                                  3,000         97,740
Partner Communications Co. Ltd. - ADR                     33,100        682,853
                                                                   ------------
                                                                      2,213,042
                                                                   ------------

UTILITIES - 0.28%
Ormat Technologies, Inc.                                   1,000   $     50,500
                                                                   ------------

      TOTAL COMMON STOCK (COST $7,549,896)                            5,985,690
                                                                   ------------

                                    EXPIRATION DATE-
WARRANTS - 0.00%                     EXERCISE PRICE
                                ------------------------
Gazit Globe, Ltd. * (COST $0)   06/03/08 - 47.61 ILS ***   1,875             --
                                                                   ------------

SHORT-TERM INVESTMENTS - 11.48%
Fidelity Institutional Money Market Fund, 4.91% **
  (COST $2,051,940)                                    2,051,940      2,051,940
                                                                   ------------

TOTAL UNITED STATES (COST $9,601,836)                                 8,037,630
                                                                   ------------

TOTAL INVESTMENTS (COST $14,376,660) - 100.03%                     $ 17,875,801
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.03%)                    (5,586)
                                                                   ------------
NET ASSETS - 100%                                                  $ 17,870,215
                                                                   ============

*     Non-income producing security.

** Rate shown represents the rate at November 30, 2007, is subject to change and resets daily.

ADR   American Depository Receipt.

***   Exercise Price is in Israeli shekels.

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCK - 101.93%

BIOTECHNOLOGY - 35.02%
Amgen, Inc. *                                                325   $     17,956
Biogen Idec, Inc. *                                          675         50,031
Celgene Corp. *                                              800         49,240
Enzon Pharmaceuticals, Inc. *                                100            946
Genentech, Inc. *                                            600         45,750
Genzyme Corp. *                                              446         33,419
Human Genome Sciences, Inc. *                                600          6,246
Immunomedics, Inc. *                                         100            226
Millennium Pharmaceuticals, Inc. *                           900         13,266
Myriad Genetics, Inc. *                                      100          4,820
PDL BioPharma, Inc. *                                        500          8,855
Vertex Pharmaceuticals, Inc. *                               200          5,078
                                                                   ------------
                                                                        235,833
                                                                   ------------

HEALTHCARE PRODUCTS - 14.90%
Beckman Coulter, Inc.                                        200         14,146
Hologic, Inc.*                                               208         13,809
Johnson & Johnson                                            700         47,418
Varian Medical Systems, Inc. *                               500         24,980
                                                                   ------------
                                                                        100,353
                                                                   ------------

PHARMACEUTICALS - 52.01%
Abbott Laboratories                                          600         34,506
AstraZeneca Plc. - ADR                                       700         33,166
Bristol-Myers Squibb Co.                                     800         23,704
Cell Therapeutics, Inc. *                                     25             65
Elan Corp. Plc. - ADR *                                      100          2,303
Eli Lilly & Co.                                              400         21,180
Gilead Sciences, Inc. *                                    1,300         60,502
GlaxoSmithKline Plc. - ADR                                   600         31,608
ImClone Systems, Inc. *                                      300         13,527
Medarex, Inc. *                                              200          2,540
Merck & Co., Inc.                                            500         29,680
Novartis AG - ADR                                            450         25,434

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

                                                        SHARES        VALUE
                                                      ----------   ------------
PHARMACEUTICALS - 52.01% (continued)
Pfizer, Inc.                                               1,050         24,948
QLT, Inc. *                                                  300          1,482
Schering-Plough Corp.                                        600         18,780
Valeant Pharmaceuticals International                        200          2,310
Wyeth                                                        500         24,550
                                                                   ------------
                                                                        350,285
                                                                   ------------

      TOTAL COMMON STOCK (COST $584,676)                                686,471
                                                                   ------------

TOTAL INVESTMENTS (COST $584,676) - 101.93%                        $    686,471
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.93%)                    (12,981)
                                                                   ------------
NET ASSETS - 100%                                                  $    673,490
                                                                   ============

*     Non-income producing security.

ADR   - American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS:
     Investments, at market (cost: $14,376,660)                    $ 17,875,801
     Receivables:
          Dividends                                                      21,214
          Interest                                                        6,847
          Fund shares sold                                                3,850
     Prepaid expenses                                                    24,532
                                                                   ------------
                          Total assets                               17,932,244
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory and administrative fees                    12,450
          Fund accounting/transfer agency fees                           10,703
          Distribution fees                                              12,472
          Other liabilities and accrued expenses                         26,404
                                                                   ------------
                          Total liabilities                              62,029
                                                                   ------------
NET ASSETS                                                         $ 17,870,215
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $        126
          Additional paid-in capital                                 21,338,799
          Accumulated net investment loss                                  (180)
          Accumulated realized loss on investments                   (6,967,802)
          Net unrealized appreciation on investments                  3,499,272
                                                                   ------------

Total Net Assets (1,261,395 shares outstanding;
     500,000,000 shares of $0.0001 par value
     authorized in the aggregate for both the
     AMIDEX35(TM)  Israel Mutual Fund and the
     AMIDEX(TM) Cancer Innovations & Healthcare
     Fund)                                                         $ 17,870,215
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (UNAUDITED)

NO-LOAD CLASS SHARES:
Net Assets applicable to 879,152 shares outstanding                $ 13,655,196
                                                                   ============
Net Asset Value, and offering price per share                      $      15.53
                                                                   ============

Redemption price per share No-load class *                         $      15.22
                                                                   ============

CLASS A SHARES:
Net Assets applicable to 264,805 shares outstanding                $  3,177,387
                                                                   ============
Net Asset Value and redemption price per share                     $      12.00
                                                                   ============

Offering price per share Class A **                                $      12.70
                                                                   ============

CLASS C SHARES:
Net Assets applicable to 117,438 shares outstanding                $  1,037,632
                                                                   ============
Net Asset Value and offering price per share                       $       8.84
                                                                   ============

Redemption price per share Class C ***                             $       8.75
                                                                   ============

* A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.

**    A maximum sales charge of 5.50% is imposed on Class A shares.

*** A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS:
     Investments, at market (cost: $584,676)                       $    686,471
     Receivables:
          Dividends                                                       1,225
          Interest                                                            7
     Prepaid expenses                                                     4,153
                                                                   ------------
                          Total assets                                  691,856
                                                                   ------------

LIABILITIES:
     Payables:
          Investment advisory and administrative fees                       492
          Fund accounting/transfer agency fees                              477
          Distribution fees                                                 849
          Due to custodian                                               14,604
          Other liabilities and accrued expenses                          1,944
                                                                   ------------
                          Total liabilities                              18,366
                                                                   ------------
NET ASSETS                                                         $    673,490
                                                                   ============

NET ASSETS CONSIST OF:
          Common stock                                             $          6
          Additional paid-in capital                                    363,415
          Accumulated net investment loss                               (14,623)
          Undistributed realized gain on investments                    222,897
          Net unrealized appreciation on investments                    101,795
                                                                   ------------

Total Net Assets (56,511 shares outstanding;
     500,000,000 shares of $0.0001 par value
     authorized in the aggregate for both the
     AMIDEX35(TM)  Israel Mutual Fund and the
     AMIDEX(TM) Cancer Innovations & Healthcare
     Fund)                                                         $    673,490
                                                                   ============

CLASS A SHARES:
Net Assets applicable to 56,511 shares outstanding                 $    673,490
                                                                   ============
Net Asset Value and redemption price per share                     $      11.92
                                                                   ============

Offering price per share Class A *                                 $      12.61
                                                                   ============

*     A maximum sales charge of 5.50% is imposed on Class A shares.

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
NOVEMBER 30, 2007 (UNAUDITED)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   NOVEMBER 30,
                                                                       2007
                                                                   ------------
INVESTMENT INCOME:
      Dividends (net of foreign withholding taxes of: $48,660)     $    220,657
      Interest                                                           38,939
                                                                   ------------
          Total investment income                                       259,596
                                                                   ------------

EXPENSES:
      Investment advisory fees                                           66,665
      Distribution fees - No-load Class                                  16,278
      Distribution fees - Class A                                         3,400
      Distribution fees - Class C                                         4,623
      Accounting and transfer agent fees                                 63,215
      Legal fees                                                         21,512
      Audit fees                                                         20,227
      Registration fees                                                  13,598
      Custody fees                                                       10,071
      Insurance fees                                                      8,533
      Administrative fees                                                 8,333
      Out of pocket expenses                                              6,571
      Miscellaneous                                                       7,859
      Trustee fees                                                        6,234
      Pricing fees                                                        2,657
                                                                   ------------
          Total expenses                                                259,776
                                                                   ------------

      Net investment loss                                                  (180)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments                                   68,477
      Net change in unrealized appreciation on investments              329,935
                                                                   ------------
                                                                        398,412
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    398,232
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
NOVEMBER 30, 2007 (UNAUDITED)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   NOVEMBER 30,
                                                                       2007
                                                                   ------------
INVESTMENT INCOME:
     Dividends                                                     $      4,730
     Interest                                                               415
                                                                   ------------
         Total investment income                                          5,145
                                                                   ------------

EXPENSES:
     Investment advisory fees                                             3,115
     Distribution fees - Class A                                            973
     Accounting and transfer agent fees                                   2,965
     Custody fees                                                         2,964
     Registration fees                                                    2,705
     Audit fees                                                           2,231
     Pricing fees                                                         1,654
     Legal fees                                                           1,009
     Miscellaneous                                                          687
     Out of pocket expenses                                                 620
     Insurance fees                                                         456
     Administrative fees                                                    389
                                                                   ------------
         Total expenses                                                  19,768
                                                                   ------------

     Net investment loss                                                (14,623)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                    78,873
     Net change in unrealized appreciation on investments               (53,645)
                                                                   ------------
                                                                         25,228
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     10,605
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
NOVEMBER 30, 2007 (UNAUDITED)

AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                              NOVEMBER 30, 2007     MAY 31, 2007
                                                                --------------     --------------
INCREASE IN NET ASSETS                                            (UNAUDITED)
Operations:
     Net investment loss                                        $         (180)    $      (12,340)
     Net realized gain (loss) on investments                            68,477           (526,275)
     Net change in unrealized appreciation on investments              329,935          4,137,841
                                                                --------------     --------------
Net increase in net assets resulting from operations                   398,232          3,599,226
                                                                --------------     --------------

Increase in net assets from Fund share transactions (Note 2)           650,970            171,068
                                                                --------------     --------------

Total increase in net assets                                         1,049,202          3,770,294

NET ASSETS:
     Beginning of period                                            16,821,013         13,050,719
                                                                --------------     --------------
     End of period (including accumulated net investment
        loss of ($180) and undistributed net investment
        income of $0, respectively)                             $   17,870,215     $   16,821,013
                                                                ==============     ==============

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations:
     Net investment loss                                        $      (14,623)    $      (34,770)
     Net realized gain on investments                                   78,873            147,340
     Net change in unrealized appreciation on investments              (53,645)             7,561
                                                                --------------     --------------
Net increase in net assets resulting from operations                    10,605            120,131
                                                                --------------     --------------

Distributions to shareholders from:
     Net realized gain                                                      --            (54,390)
                                                                --------------     --------------

Decrease in net assets from Fund share transactions (Note 2)          (214,760)          (276,849)
                                                                --------------     --------------

Total decrease in net assets                                          (204,155)          (211,108)

NET ASSETS:
     Beginning of period                                               877,645          1,088,753
                                                                --------------     --------------
     End of period (including accumulated net investment
        loss of ($14,623) and undistributed net investment
        income of $0, respectively)                             $      673,490     $      877,645
                                                                ==============     ==============

   The accompanying notes are an integral part of these financial statements.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND -- NO-LOAD CLASS
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX MONTHS     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                  ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               NOVEMBER 30,     MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                   2007          2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    15.19    $    11.66    $    10.56    $     9.29    $     7.76    $     6.39
                                                ----------    ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS:
    Net investment income (loss) (a)                    --(b)      (0.01)        (0.17)        (0.15)        (0.19)        (0.18)
    Net realized and unrealized gain on
       investments                                    0.33          3.54          1.27          1.42          1.72          1.55
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total from investment operations             0.33          3.53          1.10          1.27          1.53          1.37
                                                ----------    ----------    ----------    ----------    ----------    ----------

PAID IN CAPITAL FROM REDEMPTION FEES                  0.01            --(c)         --(c)         --(c)         --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $    15.53    $    15.19    $    11.66    $    10.56    $     9.29    $     7.76
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (d)                                      2.24%(e)     30.27%        10.42%        13.67%        19.72%        21.44%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)        $   13,655    $   13,388    $    9,409    $    9,489    $    8,454    $    6,799
    Ratio of expenses to average net assets           3.07%(f)      3.40%         3.39%         3.53%         3.47%         3.53%
    Ratio of net investment income (loss) to
      average net assets:                             0.05%(f)     (0.07)%       (1.53)%       (1.61)%       (2.21)%       (3.02)%
    Portfolio turnover rate                           0.00%         6.31%         0.00%        10.39%        14.62%         8.72%

(a)   Net investment loss per share is based on average shares outstanding.

(b)   Net investment income resulted in less than $0.01 per share.

(c)   Redemption fees resulted in less than $0.01 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(e)   Aggregate total return, not annualized.

(f)   Annualized.

   The accompanying notes are an integral part of these financial statements.


                                    16 and 17

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND -- CLASS A
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX MONTHS     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                  ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               NOVEMBER 30,     MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                   2007          2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.75    $     9.02    $     8.17    $     7.20    $     6.02    $     4.95
                                                ----------    ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS:
    Net investment income (loss) (a)                    --(b)       0.01         (0.13)        (0.12)        (0.15)        (0.14)
    Net realized and unrealized gain on
       investments                                    0.25          2.72          0.98          1.09          1.33          1.21
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total from investment operations             0.25          2.73          0.85          0.97          1.18          1.07
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $    12.00    $    11.75    $     9.02    $     8.17    $     7.20    $     6.02
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (c)                                      2.13%(d)     30.27%        10.40%        13.47%        19.60%        21.62%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)        $    3,177    $    2,555    $    2,899    $    2,236    $    3,085    $    2,142
    Ratio of expenses to average net assets:          3.08%(e)      3.38%         3.40%         3.50%         3.48%         3.47%
    Ratio of net investment income (loss) to
      average net assets:                             0.01%(e)      0.11%        (1.50)%       (1.61)%       (2.22)%       (2.98)%
    Portfolio turnover rate                           0.00%         6.31%         0.00%        10.39%        14.62%         8.72%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)   Net investment income resulted in less than $0.01 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(d)   Aggregate total return, not annualized.

(e)   Annualized.

   The accompanying notes are an integral part of these financial statements.


                                   18 and 19

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX35(TM) ISRAEL MUTUAL FUND -- CLASS C
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX MONTHS     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                  ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               NOVEMBER 30,     MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                   2007          2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     8.68    $     6.71    $     6.13    $     5.44    $     4.58    $     3.80
                                                ----------    ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS:
    Net investment loss (a)                          (0.03)        (0.06)        (0.15)        (0.14)        (0.15)        (0.13)
    Net realized and unrealized gain on
       investments                                    0.19          2.03          0.73          0.83          1.01          0.91
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total from investment operations             0.16          1.97          0.58          0.69          0.86          0.78
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $     8.84    $     8.68    $     6.71    $     6.13    $     5.44    $     4.58
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b)                                      1.84%(c)     29.36%         9.46%        12.68%        18.78%        20.53%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)        $    1,038    $      878    $      743    $      645    $      560    $      489
    Ratio of expenses to average net assets:          3.83%(d)      4.15%         4.15%         4.29%         4.20%         4.22%
    Ratio of net investment loss to
      average net assets:                            (0.73)(d)     (0.88)%       (2.28)%       (2.51)%       (2.92)%       (3.73)%
    Portfolio turnover rate                           0.00%         6.31%         0.00%        10.39%        14.62%         8.72%

(a)   Net investment loss per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)   Aggregate total return, not annualized.

(d)   Annualized.

   The accompanying notes are an integral part of these financial statements.


                                   20 and 21

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND -- CLASS A
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
--------------------------------------------------------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX MONTHS     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                  ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               NOVEMBER 30,     MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                   2007          2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.67    $    10.95    $    10.55    $    10.32    $     8.50    $     8.12
                                                ----------    ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS:
    Net investment loss (a)                          (0.21)        (0.38)        (0.36)        (0.32)        (0.34)        (0.16)
    Net realized and unrealized gain on
       investments                                    0.46          1.71          0.76          0.69          2.16          0.54
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total from investment operations             0.25          1.33          0.40          0.37          1.82          0.38
                                                ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS:
    From net realized capital gain                      --         (0.61)           --         (0.14)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total distributions                            --         (0.61)           --         (0.14)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                  $    11.92    $    11.67    $    10.95    $    10.55    $    10.32    $     8.50
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b)                                      2.14%(c)     12.62%         3.79%         3.75%        21.41%         4.68%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)        $      673    $      878    $    1,089    $    1,064    $    1,057    $      946
    Ratio of expenses to average net assets:          5.08%(d)      4.66%         4.46%         4.45%         4.56%         3.43%
    Ratio of net investment loss to
      average net assets:                            (3.76)(d)     (3.40)%       (3.26)%       (3.33)%       (3.57)%       (2.22)%
    Portfolio turnover rate                           1.25%         0.00%        12.42%         2.14%         0.00%         0.00%

(a)   Net investment loss per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)   Aggregate total return, not annualized.

(d)   Annualized.

   The accompanying notes are an integral part of these financial statements.


                                   22 and 23

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      AMIDEX(TM) Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35(TM) Israel Mutual Fund, and the AMIDEX(TM) Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEX(TM) Cancer Innovations & Healthcare Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds' investment objectives are long term growth of capital. The AMIDEX35(TM) Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX(TM) Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

      The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation--A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available. Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the fund's net asset value, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. At November 30, 2007, no securities were valued as determined by the Board of Directors.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35(TM) Israel Mutual Fund and the AMIDEX(TM) Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

      The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, on June 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized. These tax provisions must meet a "more likely than not" standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

      In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2.    CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the AMIDEX35(TM) Israel Mutual Fund for the six months ended November 30, 2007 were as follows:

                                     NO-LOAD
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                       88,242      $  1,321,720
      Redeemed                                  (90,396)       (1,339,485)
                                           ------------      ------------
      Net Decrease                               (2,154)     $    (17,765)
                                           ============      ============

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

2.    CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                     CLASS A
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                       91,544      $  1,047,608
      Redeemed                                  (44,251)         (519,987)
                                           ------------      ------------
      Net Increase                               47,293      $    527,621
                                           ============      ============

                                     CLASS C
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                       18,808      $    161,993
      Redeemed                                   (2,459)          (20,879)
                                           ------------      ------------
      Net Increase                               16,349      $    141,114
                                           ============      ============

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the six months ended November 30, 2007 were as follows:

                                     CLASS A
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                        1,646      $     18,279
      Redeemed                                  (20,323)         (233,039)
                                           ------------      ------------
      Net Decrease                              (18,677)     $   (214,760)
                                           ============      ============

      Transactions in shares of capital stock for the AMIDEX35(TM) Israel Mutual Fund for the year ended May 31, 2007 were as follows:

                                     NO-LOAD
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                      191,318      $  2,485,848
      Redeemed                                 (117,140)       (1,447,633)
                                           ------------      ------------
      Net Increase                               74,178      $  1,038,215
                                           ============      ============

                                     CLASS A
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                      104,211      $  1,115,942
      Redeemed                                 (208,123)       (1,922,931)
                                           ------------      ------------
      Net Decrease                             (103,912)     $   (806,989)
                                           ============      ============

                                     CLASS C
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                       22,851      $    171,647
      Redeemed                                  (32,397)         (231,805)
                                           ------------      ------------
      Net Decrease                               (9,546)     $    (60,158)
                                           ============      ============

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

2.    CAPITAL SHARE TRANSACTIONS (CONTINUED)

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the year ended May 31, 2007 were as follows:

                                     CLASS A
                                     -------
                                              SHARES            AMOUNT
                                           ------------      ------------
      Sold                                        6,646      $     74,018
      Reinvested                                  4,185            45,328
      Redeemed                                  (35,095)         (396,195)
                                           ------------      ------------
      Net Decrease                              (24,264)     $   (276,849)
                                           ============      ============

3.    INVESTMENT TRANSACTIONS

      For the six months ended November 30, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

                                                        PURCHASES      SALES
                                                        ---------      -----
      AMIDEX35(TM) Israel Mutual Fund                    $     --    $160,000
      AMIDEX(TM) Cancer Innovations & Healthcare Fund       9,601     223,693

      There were no government securities purchased or sold during the period.

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds' daily net assets. For the six months ended November 30, 2007, the AMIDEX35(TM) Israel Mutual Fund incurred $66,665 of advisory fees, with $11,007 remaining payable at November 30, 2007. For the six months ended November 30, 2007, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $3,115 of advisory fees, with $437 remaining payable at November 30, 2007.

      Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds' daily net assets. For the six months ended November 30, 2007, the AMIDEX35(TM) Israel Mutual Fund incurred $8,333 of administrative fees, with $1,443 remaining payable at November 30, 2007. For the six months ended November 30, 2007, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $389 of administrative fees, with $55 remaining payable at November 30, 2007.

      One director of the Funds is also an Officer of II.

      The Funds have entered into an Investment Company Services Agreement ("ICSA") with Matrix Capital Group, Inc. ("Matrix"). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $11,000 per month which is allocated to the Funds based on their respective average daily net assets. For the six months ended November 30, 2007, Matrix earned $66,180 with $11,180 remaining payable at November 30, 2007.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      Certain Officers of the Funds are also employees of Matrix.

      The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated based on their respective average daily net assets. Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the six months ended November 30, 2007, Matrix received net distribution fees of $7,342 and $298 from the AMIDEX35(TM) Israel Mutual Fund and the AMIDEX(TM) Cancer Innovations & Healthcare Fund, respectively. For the six months ended November 30, 2007, Matrix received commissions from the sale of Fund shares of $2,234 and $126 from the AMIDEX35(TM) Israel Mutual Fund Class A and the AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A, respectively.

      A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

      The distribution plans for the shares in the AMIDEX35(TM) Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEX(TM) Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the six months ended November 30, 2007, the AMIDEX35(TM) Israel Mutual Fund incurred $24,301 in 12b-1 fees with $12,472 remaining payable at November 30, 2007. For the six months ended November 30, 2007, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $973 in 12b-1 fees with $849 remaining payable at November 30, 2007.

5.    TAX MATTERS

      There were no distributions paid during the six month period ended November 30, 2007. The tax character of distributions paid for the year ended May 31, 2007 were as follows:

                                                                        2007
                                                        ORDINARY     LONG-TERM
                                                         INCOME    CAPITAL GAINS
                                                         ------    -------------
      AMIDEX(TM) Cancer Innovations & Healthcare Fund    $   --       $54,390

      There were no distributions during the fiscal year ended May 31, 2007 for the AMIDEX35(TM) Israel Mutual Fund.

      The Funds' distributable earnings on a tax basis are determined only at the end of each fiscal year. As of May 31, 2007, the Funds' most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

                                                                   AMIDEX(TM)
                                                AMIDEX35(TM)        CANCER
                                                  ISRAEL         INNOVATIONS &
                                                MUTUAL FUND     HEALTHCARE FUND
                                                -----------     ---------------
Cost of investments for tax purposes            $ 14,817,842     $    720,725
Unrealized Appreciation / (Depreciation):
Gross Appreciation                                 6,414,871          230,764
Gross Depreciation                                (4,396,152)         (75,324)
                                                ------------     ------------
Net Unrealized Appreciation / (Depreciation)    $  2,018,719     $    155,440

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)

5.    TAX MATTERS (CONTINUED)

                                                                   AMIDEX(TM)
                                                AMIDEX35(TM)        CANCER
                                                  ISRAEL         INNOVATIONS &
                                                MUTUAL FUND     HEALTHCARE FUND
                                                -----------     ---------------
Undistributed Long-term Capital Gain                      --          144,024
Capital Loss Carryforwards                        (5,885,661)              --
                                                ------------     ------------
Distributable Earnings, Net                     $ (3,866,942)    $    299,464
                                                ============     ============

      The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the AMIDEX35(TM) Israel Mutual Fund.

      As of May 31, 2007 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

                                AMIDEX35(TM)              AMIDEX(TM) CANCER
                             ISRAEL MUTUAL FUND    INNOVATIONS & HEALTHCARE FUND
                             ------------------    -----------------------------
      Expiring in: 2010        $ (1,795,267)                  $     --
      Expiring in: 2011        $   (100,824)                  $     --
      Expiring in: 2012        $ (1,246,393)                  $     --
      Expiring in: 2013        $   (323,400)                  $     --
      Expiring in: 2014        $ (1,409,903)                  $     --
      Expiring in: 2015        $ (1,009,874)                  $     --

6.    CONCENTRATION OF RISK

      The AMIDEX35(TM) Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

      A large portion of investments held by AMIDEX35(TM) Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEX(TM) Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.    BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2007, FTC & Co. Datalynx and Merrill Lynch Pierce, Fenner & Smith, Inc. held 34.02% and 25.37% respectively, of AMIDEX35(TM) Israel Mutual Fund Class A shares in omnibus accounts for the sole benefit of their customers. As of November 30, 2007, Merrill Lynch Pierce, Fenner & Smith, Inc. held 50.62% of AMIDEX35(TM) Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers.

8.    LITIGATION

      On May 31, 2006, a lawsuit was filed against II, the Adviser, and certain officers/shareholders of II. The complaint was filed by previous shareholders of TransNations Investments, LLC, the Funds' previous Investment Adviser. The complaint does not involve the AMIDEX(TM) Funds, Inc. or any of the current independent directors of the Funds. II believes that the pending lawsuit or settlement will not likely materially affect their ability to perform under their Advisory or Administrative Services Agreements with the Funds.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

 APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

      A Special Meeting was held by the AMIDEX(TM) Funds, Inc. Board of Directors (the "Board" or "Directors") on September 11, 2007, called for the purpose of considering the renewal of the contracts between Index Investments, LLC ("II" or "Adviser") and the Funds. The meeting was attended in person by all Independent Directors and by the Chairman, Cliff Goldstein. The Board, and by separate vote, the Independent Directors, unanimously took the following action;

      The Funds' Board of Directors has approved the renewal of the Funds' Investment Advisory and Service Agreement and Administrative Agreement (the "Agreement") with II for an additional one-year term through September 20, 2008. Due to the small size of the Board, the full Board acted as the Funds' Contracts Committee and was composed of all of the Board's Independent Directors. In considering approval of the Agreement, the Directors reviewed a variety of materials relating to the Funds and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a "Peer Group"), performance information for a benchmark index for the Funds (each, a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser and its affiliated companies, including performance, fee and expense information regarding each Fund provided to the Directors on a quarterly basis throughout the year.

      The Independent Directors began the process of reviewing information and considering approval of the Agreement in May. Prior to acting on the matter, the Independent Directors met with management to discuss responses to questions raised during the process.

      In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Funds, the qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs and the financial and non-financial resources available to provide services required under the Agreement.

      In considering the reasonableness of the fee payable to the Adviser for managing the Funds, the Directors reviewed, among other things, financial statements of the Adviser and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Funds over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Funds, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships on a Fund-by-Fund basis and as a group of Funds (the "Fund Family"). The Directors considered the current and anticipated asset levels of the Funds and the willingness of the Adviser to waive fees and pay expenses of the Funds from time to time to limit the total expenses of the Funds. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Funds is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to each Fund are reasonable.

      The Directors concluded that the overall performance of the Funds has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although the Funds' management fees and total expenses are above the median for its peer group, such fees and expenses are within the range of fees and expenses of the peer group and consistent with reasonable expectations in light of the size of the Funds and the nature, quality and extent of the services provided by the Adviser. In this regard, the Directors noted that the Adviser has committed substantial resources to monitoring the valuation of portfolio securities and administering the Funds' short-term trading fees in an effort to prevent the Funds from experiencing dilution from purchases and redemptions of Fund shares.

      Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the advisory agreement would be in the interests of the Funds and their shareholders. Accordingly, on September 11, 2007, the Directors, including all of the Independent Directors, voted to approve continuation of the Agreement with respect to the Funds.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

1.    INFORMATION RECEIVED

      The current adviser, II, was approved directly by a vote of the shareholders in 2003. Since then, the Board, during its regular and special meetings, has received a wide variety of materials relating to the services provided by II, including reports on the funds' investment results; portfolio composition; portfolio trading practices; shareholder services; policies and procedures, and other information relating to the nature, extent and quality of services provided by II to the Funds. In addition, the Board has requested and reviewed supplementary information that includes extensive materials regarding the Funds' investment results, advisory fee and expense comparisons, financial and profitability information regarding II, resources and facilities, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

      Review process - Throughout the year, the Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The committee discussed the renewal and amendment of the agreement with II representatives and in a private session at which no representatives of II were present. In deciding to recommend the renewal and amendment of the agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2.    NATURE, EXTENT AND QUALITY OF SERVICES

      II, its personnel and its resources -- The Board considered the depth and quality of II's investment management process, including its research capabilities; the experience, capability and integrity of its senior management personnel, all of whom have been performing similar functions for the Funds for over six consecutive years; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that II made available a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered II's commitment to investing in information technology supporting investment management and compliance. They further considered II's continuity and the commitment of its personnel to continue to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered II's creativity in responding to difficult situations, and considered the commitment of II personnel to finding alternatives and options that allow the Funds to maintain their goals despite relatively low assets under management.

      Other services -- The Board considered II's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board specifically noted II's commitment to continuing a complete prohibition on trading of portfolio stocks by II access personnel. The Board also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by II to the Funds under the agreement and other agreements facilitated and coordinated by II, including the administrative, legal, and fund accounting and treasury functions.

      The Board concluded that the nature, extent and quality of the services provided by II has benefited and will continue to benefit the Funds and their shareholders.

3.    INVESTMENT PERFORMANCE

      The Board considered the Funds' unique designs and compositions, index methodologies and the investment results of the Funds in light of these compositions and objectives. They compared the AMIDEX35(TM) Israel Mutual Fund's total returns with the other foreign funds and indices, and other Israel specific investment funds. They compared the AMIDEX(TM) Cancer Innovations & Healthcare Fund's performance to other healthcare funds and the Healthcare indices. The Board noted that both of the Funds achieved investment results approximating their respective indices, and that II had maintained an acceptable correlation between the Fund portfolios and the respective indices. The Board considered both Funds in comparison to the one-, three and five-year periods ended May 31, 2007. The Board concluded that II's performance record in managing the Funds indicates that its continued management will benefit the Funds and their shareholders.

4.    ADVISORY FEES AND TOTAL EXPENSES

      The Board reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds. The Board observed that the Funds' advisory fees have not increased in the last two years, and no increase was proposed for the current year. The advisory fee itself is within the range of fees generally charged by foreign fund advisers and specialty fund advisers. Total expenses of the Funds (each as a percentage of average net assets) were above the median expense levels of the other funds in both categories. The Board

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

noted that the small asset levels, coupled with increasing regulatory and related expenses, prevented realistic comparisons with other funds. The Board and the committee concluded that given the very small asset levels of the Funds, it would be impossible for any adviser to operate the Funds at average cost levels, and that II had done an admirable job in keeping fees at the lowest possible levels consistent with the small asset levels and compliance with shareholder service and regulatory standards. The Board was periodically updated by II on its repeated efforts to find other advisers or other platforms that might allow for more cost effective operation of such small funds. The Board concluded that although fund expenses were higher than category averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the very small levels of assets under management. The Board concluded that the fees charged by II for management of the portfolios were consistent with fees charged by comparable funds, but that total expense ratios were unavoidably higher than average due to small levels of assets under management. Further, the Board considered that II's total revenue, due to the limited assets under management, was quite limited, and it would be unlikely to find another competent and capable adviser willing to advise the funds for so limited an amount of revenue. Hence, the Board concluded that continued contracting with II is in the best interests of the shareholders.

5.    ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

      The Board reviewed information regarding II's costs of providing services to the Funds, as well as the resulting level of profits to II, noting that those costs were high due primarily to the low asset levels of the Funds. The Board received information during the past year regarding the structure and manner in which II's investment professionals were compensated and II's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered II's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in the Funds' advisory fee structure provide for reductions in the level of fees charged by II to the Funds as Fund assets increase, reflecting economies of scale in the cost of operations that are shared with Fund shareholders. The Board noted that II personnel have often gone for long periods of time with no pay or with pay substantially lower than industry averages, in order to allow for the continued operation of the Funds. The Board concluded that the Funds' cost structures were reasonable and that II was sharing economies of scale with the Funds and their shareholders, to their benefit.

6.    ANCILLARY BENEFITS

      The Board and the committee considered a variety of other benefits received by II and its affiliates as a result of II's relationship with the Funds and with other entities and organizations, including fees for administrative services provided to certain share classes; fees paid to II's transfer agent; sales charges and distribution fees received and retained by the Funds' principal underwriter, and possible ancillary benefits due to II's affiliates. The Board reviewed II's portfolio trading practices, noting that II does not obtain third-party research or other services in return for allocating brokerage to any broker-dealers. The Board noted that II does not participate in any 'soft-dollar' relationships in exchange for research or brokerage services. The Board considered that with regard to the AMIDEX35(TM) Israel Mutual Fund, the principals of II have developed exceptional exposure and reputations as leading spokespersons on Israel stock investments, and hence, add great value to the Funds in terms of marketing opportunities and credibility.

7.    CONCLUSIONS

      Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Funds and their shareholders, that the Funds' shareholders received reasonable value in return for the advisory fees and other amounts paid to II by the Funds, and that the amendment and renewal of the Agreement was in the best interests of the Funds and their shareholders.

      Moreover, the Board was apprised of the history of the efforts by II personnel this past year and for several previous years to find alternative advisers able and willing to continue to meet the investment goals of the Funds at similar management fee levels. Although some advisers expressed interest in doing so, none proved to be financially capable of continuing uninterrupted operations of the Funds with such small amounts of assets under management. On two prior occasions, advisers attempted to do so but failed. The Board was satisfied with the accomplishments of II during the four years since II was elected by the shareholders as adviser to the Funds, and concluded that it was in the best interests of the shareholders to continue the relationship.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 888-876-3566; and on the Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

          Not applicable for semi annual reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semi annual reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semi annual reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENT

          Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable Fund is an open-end management investment company

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          None


ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.


By Clifford A. Goldstein, President       /s/ Clifford A. Goldstein
                                          --------------------------
Date:  January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Clifford A. Goldstein, President       /s/ Clifford Goldstein
                                          --------------------------
Date: January 29, 2008


By Larry E. Beaver, Jr.                   /s/ Larry E. Beaver, Jr.
   Chief Accounting Officer               ----------------------------

Date:  January 29, 2008